Impairment of Non-financial Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Weighted average capital cost rate	9.90%	9.90%
Description of valuation factor used in impairment test	4.8413
Description of discount rates appreciation depreciation applied to cash flow projections	7.20%
Later than one year and not later than five years [member]
Statement [Line Items]
Period over which management has projected cash flows	7 years
Bottom of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage of value in use	26.00%
Top of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage of value in use	8997.00%